Other Liabilities	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Other Liabilities
29. OTHER LIABILITIES

	2020	2019
Non-Curren t
Termination payment plans	111,772	70,097

Total	111,772	70,097
Current
Termination payment plans	105,644	94,839
Dividends payable to minority shareholders	15,068	6,952
Others	15,949	11,649

Total	136,661	113,440